Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan	12 Months Ended
Dec. 31, 2020 $ / shares shares
One Exercise Price [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Exercise price	$ 7.6
Options outstanding, Number outstanding (in Shares) | shares	35,100
Options outstanding, Weighted average exercise price	$ 7.6
Options outstanding, Weighted average remaining contractual life	4 years 6 months 10 days
Options exercisable, Number exercisable (in Shares) | shares	4,875
Options exercisable, Weighted average exercise price	$ 7.6
Options exercisable, Weighted average remaining contractual life	4 years 6 months 10 days
Two Exercise [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	155,350
Options outstanding, Weighted average exercise price	$ 11.89
Options outstanding, Weighted average remaining contractual life	6 months 10 days
Options exercisable, Number exercisable (in Shares) | shares	155,350
Options exercisable, Weighted average exercise price	$ 11.89
Options exercisable, Weighted average remaining contractual life	6 months 10 days
Two Exercise [Member] | Minimum [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Exercise price	$ 11.29
Two Exercise [Member] | Maximum [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Exercise price	$ 12.65
Three Exercise [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	115,389
Options outstanding, Weighted average exercise price	$ 19.34
Options outstanding, Weighted average remaining contractual life	1 year 5 months 8 days
Options exercisable, Number exercisable (in Shares) | shares	87,516
Options exercisable, Weighted average exercise price	$ 19.34
Options exercisable, Weighted average remaining contractual life	1 year 5 months 4 days
Three Exercise [Member] | Minimum [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Exercise price	$ 18.9
Three Exercise [Member] | Maximum [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Exercise price	$ 19.85
Four Exercise [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	305,839
Options exercisable, Number exercisable (in Shares) | shares	247,741